CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 13):	Common stock (Note 14):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 3):	Foreign currency translation adjustments:	Pension liability adjustments (Note 19):	Accumulated other comprehensive income, net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2010			¥ 535,971	¥ 4,324,705	¥ (2,325,109)	¥ 755,010	¥ (150,204)	¥ (168,974)		¥ (5,184)		¥ 365,803
Cumulative effect of change in accounting principles (Notes 2 and 24)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income	418,130				412,669
Dividends declared	(134,966)	[1]			(134,966)
Issuance of new shares of common stock by conversion of preferred stock				82,395
Effect of other increase/decrease in consolidated subsidiaries												6,519
Gains (losses) on disposal of treasury stock				(1,315)
Dividends paid to noncontrolling interests												(6,364)
Stock-based compensation (Note 20)				452
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change in ownership interest in consolidated subsidiaries				(201)
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Change during year	(78,812)							(75,154)				(3,658)
Balance at end of fiscal year at Mar. 31, 2011	4,035,356		453,576	5,164,160	(2,046,024)	514,128	(165,028)	(244,128)	104,972	(3,197)	3,673,487	361,869
Purchases of treasury stock										(2,560)
Change during year			(43,208)
Balance at beginning of fiscal year, adjusted				5,164,160	(2,046,024)	514,128						361,869
Disposal of treasury stock										12,001
Net income	648,957				656,389
Issuance of new shares of common stock for stock exchanges (Note 14)				244,100
Dividends declared	(216,508)	[1],[2]			(216,473)
Effect of stock exchanges (Note 14)										(13,318)		(216,558)
Issuance of new shares of common stock by conversion of preferred stock				43,208
Effect of other increase/decrease in consolidated subsidiaries												65,183
Gains (losses) on disposal of treasury stock				(48)
Dividends paid to noncontrolling interests												(23,666)
Stock-based compensation (Note 20)				106
Net income (loss) attributable to noncontrolling interests	7,432											(7,432)
Change in ownership interest in consolidated subsidiaries				(23,534)
Change during year	105,285					114,508						(2,044)
Change during year	(7,814)						(4,853)					(1,353)
Change during year	39,687							30,961				259
Balance at end of fiscal year at Mar. 31, 2012	4,647,024		410,368	5,427,992	(1,606,108)	628,636	(169,881)	(213,167)	245,588	(7,074)	4,470,766	176,258
Purchases of treasury stock										(395)
Change during year			(33,014)
Balance at beginning of fiscal year, adjusted				5,427,992	(1,606,108)	628,636						176,258
Disposal of treasury stock										2,807
Net income	881,156				875,412
Dividends declared	(152,722)	[1]			(152,694)
Issuance of new shares of common stock by conversion of preferred stock				33,014
Effect of other increase/decrease in consolidated subsidiaries												(36,457)
Gains (losses) on disposal of treasury stock				(631)
Dividends paid to noncontrolling interests												(19,384)
Stock-based compensation (Note 20)				529
Net income (loss) attributable to noncontrolling interests	(5,744)											5,744
Change in ownership interest in consolidated subsidiaries				(83)
Change during year	368,896					366,488						2,408
Change during year	87,651						87,461					190
Change during year	78,676							78,460				216
Balance at end of fiscal year at Mar. 31, 2013	¥ 5,857,095		¥ 377,354	¥ 5,460,821	¥ (883,390)	¥ 995,124	¥ (82,420)	¥ (134,707)	¥ 777,997	¥ (4,662)	¥ 5,728,120	¥ 128,975

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.